Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 83.2	$ 46.3
Transaction costs on long-term debt	1.1	44.1
Interest on lease liabilities	5.4	7.2
Net interest on employee future benefit liabilities	4.6	4.9
Interest and commitment fees on revolving credit facilities	21.0	3.4
Other	(0.5)	23.0
Financing costs	114.8	128.9
Financing income	(6.0)	(3.8)
Total	$ 108.8	$ 125.1